Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill were as follows:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Beginning of year	-	2,213,460	2,213,460	1,721,330
Acquisition (Note 10)	2,213,460	-	3,407,008	2,649,513
Impairment of goodwill	-	-	(4,703,996)	(3,658,135)
End of year	2,213,460	2,213,460	916,472	712,708